Key Management Personnel Compensation and Related Party Disclosure (Details) - Schedule of Key Management Personnel Compensation - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Key Management Personnel Compensation [Abstract]
Short-term employee benefits	$ 2,296,996	$ 1,333,992	$ 761,231
Post-employment benefits	66,757	47,547	38,877
Share based payments	2,715,156	1,028,634	672,699
Total KMP compensation	$ 5,078,909	$ 2,410,173	$ 1,472,807